Stockholders' Equity - Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other gain (loss), net	$ (49,069)		$ 75,256	$ 51,706	$ (25,814)	$ 18,416
Earnings from investments in unconsolidated ventures	34,063		30,082	(9,601)	283,283	99,348
Other gain (loss), net | Reclassification out of Accumulated Other Comprehensive Income | Realized gain (loss) on marketable securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other gain (loss), net	0		7,906	10,100	(5,285)
Earnings from investments in unconsolidated ventures						46
Other gain (loss), net | Reclassification out of Accumulated Other Comprehensive Income | Other-than-temporary impairment and write-offs of securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other gain (loss), net	(626)		(4,106)	(6,149)	(31,259)	0
Other gain (loss), net | Reclassification out of Accumulated Other Comprehensive Income | Deconsolidation of N-Star CDO
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other gain (loss), net				(2,596)	0	0
Other gain (loss), net | Reclassification out of Accumulated Other Comprehensive Income | Unrealized gain on ineffective cash flow hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other gain (loss), net				0	0	(197)
Other gain (loss), net | Reclassification out of Accumulated Other Comprehensive Income | Release of cumulative translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other gain (loss), net	955		(4,163)	(6,870)	2,489	67
Other gain (loss), net | Reclassification out of Accumulated Other Comprehensive Income | Unrealized gain (loss) on dedesignated net investment hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other gain (loss), net	24		(1,498)	1,454	(1,829)	634
Other gain (loss), net | Reclassification out of Accumulated Other Comprehensive Income | Realized gain (loss) on net investment hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other gain (loss), net	$ 225		$ 2,436	6,992	(3,718)	52
Earnings from investments in unconsolidated ventures | Reclassification out of Accumulated Other Comprehensive Income | Realized gain (loss) on marketable securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other gain (loss), net						$ 0
Earnings from investments in unconsolidated ventures				$ 0	$ (81)